Note 11 - Loan From A Shareholder	3 Months Ended
Sep. 30, 2012
Loanfroma Shareholder
Note 11 - Loan From A Shareholder

Loan from a shareholder represents a series of loans from a director and shareholder of the Company which were unsecured and due on demand.

During the year ended March 31, 2012, the director and shareholder lent the Company a further CAD$39,300 (USD$39,335). The additional loan was unsecured and due on demand, and accrued interest at the annual rate of 4%.

During the year ended March 31, 2012, the director and shareholder was repaid by the Company CAD$66,800 (USD$66,831) of the principal amount owing, in respect of the loan.

On April 18, 2012, the Company repaid, in full, the shareholder loan owed to the director and shareholder, inclusive of interest outstanding. Additionally, included in accounts payable as at April 18, 2012, CAD$1,292 was owed to our principal executive officer for out-of-pocket expenses.  On April 18, 2012, the Company repaid, in full, the out-of-pocket expenses outstanding, as at April 18, 2012. Accordingly, inclusive of the loan principal, interest owing, and out-of-pocket expenses incurred, in aggregate, on April 18, 2012, the Company repaid the director and shareholder CAD$237,780 and USD$7,021.

On September 12, 2012, the Company repaid, in full, the management fees of CAD$48,000 accrued to the director and shareholder for the prior year’s services provided.

At September 30, 2012, the Company has accrued interest payable of $nil (March 31, 2012: $17,991).